Note 9 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net earnings	$ 21,344	$ 14,066
Less: Allocation to unvested restricted stock units	329	543
Net earnings attributable to common shareholders	$ 21,015	$ 13,523
Weighted average common shares outstanding (in shares)	7,216,142	6,623,769